Use of estimates and judgments	12 Months Ended
Dec. 31, 2025
Use of Estimates and Judgments [Abstract]
Use of estimates and judgments
4.
Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and reported amounts of revenue and expenses during the reporting period. Estimates and assumptions are continually evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from those estimates.

In particular, information about significant areas of estimation uncertainty considered by management, and judgements made, in preparing the consolidated financial statements are described below:

(i)
Impairment of exploration and evaluation expenditures:

The carrying values of capitalized amounts are reviewed when indicators of impairment are present. If it is determined that capitalized exploration and evaluation costs are not recoverable, or the property is abandoned or management has determined an impairment in value, the property is written down to its recoverable amount.

The recoverability of amounts shown for exploration and evaluation assets is dependent on the existence of economically recoverable reserves, the ability to obtain financing to complete the development of such reserves and meet obligations under various agreements, and the success of future operations or dispositions. If a project does not prove viable, all unrecoverable costs associated with the project net of any related existing impairment provisions are written off.

(ii)
Contingencies:

By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events.

(iii)
Fair value of stock-based compensation and warrants:

In determining the fair value of options and warrants, option pricing models are used that require management to make estimates and assumptions regarding the expected life and market price of its equity instruments, volatility, share price and risk-free interest rates.

(iv)
Going concern:

As is common with exploration companies, the Company’s ability to continue its on-going and planned exploration activities and continue operations as a going concern, is dependent upon the recoverability of costs incurred to date on mineral properties, the existence of economically recoverable reserves, and the ability to obtain necessary equity financing from time to time. Management’s assessment of the going concern assumption requires significant judgement.

(v)
Reclassification from exploration and evaluation to development costs:

In the judgement of Company management, as of December 31, 2025, the Company was in the exploration and evaluation stage, based on several factors, including that the Company still needs to complete a feasibility study and/or front-end engineering design, which is typically required in order to secure debt financing for the construction of the project. In determining whether the Company is in the exploration and evaluation stage or the development stage, management must make an assessment as to whether the technical feasibility and commercial viability of extracting the mineral resource are demonstrable.

(vi)
Leases:

The determination of the Company’s lease liability and right-of-use asset depends on certain assumptions which includes the selection of the discount rate. The discount rate is set by referencing to the Company’s incremental borrowing rate. Significant assumptions are required to be made when determining which borrowing rates to apply in this determination. Changes in the assumptions used may have a significant effect on the Company’s consolidated financial statements.

(vii)
Compound financial instruments:

The determination of the fair value of the liability component of a compound financial instrument requires management to apply judgment, particularly in determining the appropriate accounting treatment of the components within a compound financial instrument.